General (Details) - USD ($) $ in Thousands		1 Months Ended	6 Months Ended
	Jul. 16, 2021	Oct. 21, 2021	Jun. 30, 2023	Jun. 30, 2022
General (Details) [Line Items]
Number of shares	2,909,091
Tradable warrants shares	3,345,455
Warrants pursuant shares	436,364
Aggregate proceeds amount	$ 14,490
Offering costs	$ 1,543
Ordinary shares	2,113,905
Non-tradeable warrants shares	16,587
Proceeds received amount		$ 9,377
Fees percentage		7.00%
Paid fees amount		$ 656
Operating loss			$ (6,335)	$ (8,007)
Net losses			$ (5,855)	$ (3,473)
Accumulated deficit			(44,919)
Ordinary shares			17,566
Aggregate gross proceeds			$ 26
Warrants [Member]
General (Details) [Line Items]
Non-tradeable warrants shares	1,149,582
Warrants [Member] | IPO [Member]
General (Details) [Line Items]
Tradable warrants shares		1,705,000
ATM Commission [Member]
General (Details) [Line Items]
Commission percentage			3.00%